Consolidated companies and business acquired and divested (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Companies and Business Acquired and Divested
Most significant companies divested in 2015
2015 NN Group
General
Primary line of business	Insurance
Sales proceeds
Cash proceeds[1]	1,148
Investment retained in NN Group[2]	3,612

Sales proceeds	4,760
Assets
Cash and cash equivalents	9,238
Financial assets at fair value through profit or loss	46,425
Available-for-sale investments	76,529
Loans and advances to customers	28,617
Reinsurance contracts	266
Intangible assets	177
Deferred acquisition costs	1,509
Miscellaneous other assets	6,204
Liabilities
Insurance and investment contracts	121,721
Financial liabilities at fair value through profit or loss	2,105
Miscellaneous other liabilities	24,135

Net assets	21,004
% disposed[2]	54.8%

Net assets disposed	11,510
Loss on disposal[3,4]	–1,185

[1]	Cash outflow/inflow on group companies in the statement of cash flow included, in addition to the cash amounts in this table, also cash outflows/inflows on individually insignificant disposals.
[2]	IFRS required the derecognition of the subsidiary and the recognition of the respective retained investments in NN Group of 42.43% at the fair value on the date of disposal.
[3]	The loss on disposal only reflects the impact on the statement of profit or loss of the transaction that resulted in derecognition of the company and includes the sales proceeds, the net assets disposed, the expenses directly related to the disposal and the realisation of unrealised reserves.
[4]	The portion of the loss attributable to measuring the retained investment in NN Group at its fair value amounted to EUR –5,412 million.